Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Schedule of goodwill

	All other	BIGO	Total
	US$	US$	US$

Balance as of December 31, 2022	795,086	1,854,221	2,649,307

Foreign currency translation adjustments	(26)	—	(26)
Balance as of December 31, 2023	795,060	1,854,221	2,649,281

Impairment (i)	(454,935)	—	(454,935)
Foreign currency translation adjustments	(22)	—	(22)
Balance as of December 31, 2024	340,103	1,854,221	2,194,324
(i)

The Group performs its annual goodwill impairment test of each reporting unit in the fourth quarter, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results. The estimated fair value of each reporting unit is determined using either an income approach or a market approach, when appropriate.